Statements of Income - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
REVENUES
Interest	$ 35,489	$ 283,015	$ 259,974
Total revenues	25,950,567	31,990,874	47,293,765
EXPENSES
Compensation of Trustees	215,368	271,449	264,278
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	1,456,399	928,586	636,224
Accounting and auditing	165,828	185,109	140,938
Mining consultant and field representatives	41,129	30,574	33,468
Insurance	181,041	134,683	119,224
Annual stock exchange fee	71,255	68,000	65,255
Transfer agent's and registrar's fees	6,578	6,606	7,244
Other Trust expenses	342,822	247,615	405,590
Total Expenses	2,542,920	1,935,122	1,734,721
Net income	$ 23,407,647	$ 30,055,752	$ 45,559,044
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
Net income per unit (Note 2) (in dollars per unit)	$ 1.784	$ 2.291	$ 3.472
Distribution declared per unit (Note 3) (in dollars per unit)	$ 1.67	$ 3.36	$ 2.79
Royalties From Leases [Member]
REVENUES
Royalty income	$ 25,416,522	$ 30,983,327	$ 46,430,497
Royalties From Lease Fees [Member]
REVENUES
Royalty income	$ 498,556	$ 724,532	$ 603,294